Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com
October 1, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Prudential Annuities Life Assurance Corporation
Registration Statement on Form S-3 SEC File No. 333-

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced registration statement on Form S-3. This filing is being submitted in light of the updating requirements imposed for Form S-3 under Rule 415.

It is our intention that this filing become effective on October 2, 2020, or as soon as practicable. We request accelerated effectiveness pursuant to Rule 461, and are enclosing acceleration requests herewith.

If you have any questions, please call me at 203-402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel